Long Term Investments (Tables)	12 Months Ended
Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Schedule of long term investments

	Equity method investments in Weijia (a)	Equity method investments in Jinda (b)	Total

Balance as of January 1, 2018	$-	$-	$-
Additions (a)	2,885,556	-	2,885,556
Share of profit in equity method investee	168,534	-	168,534
Balance as of December 31, 2018	3,054,090	-	3,054,090
Additions through acquisition of Hengpu on December 31, 2019 (b)	-	500,715	500,715
Share of profit of equity method investee	153,554	-	153,554
Balance as of December 31, 2019	$3,207,644.	$500,715	$3,708,359

(a)	On March 10, 2018, The Group entered into a share acquisition agreement (the "Agreement") with the sole shareholder of Xuzhou Weijia Biotechnology Co., Ltd. ("Weijia") to acquire 49% of the equity in Weijia. Pursuant to the Agreement, The Group issued 1,442,778 unregistered Class A common shares (based on an agreed value of $2.00 per share, totalling $2,885,556) as a consideration to the individuals designated by the selling shareholder of Weijia. The Group accounts for its investment in Weijia under the equity method of accounting.

(b)	Henpu, the Group's VIE acquired on December 31, 2019, owns 23.08% of the equity interest in Wenzhou Jinda Holding Co., Ltd ("Jinda"). The Group accounts for its investment in Jinda under the equity method of accounting.